Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 1,222,000	$ 117,000	$ 357,000	$ 351,000
Accounts receivable		29,000
Prepaid expenses and other current assets	597,000	204,000		261,000
Total current assets	2,069,000	350,000		612,000
Property and equipment, net	14,952,000	15,521,000		16,567,000
Operating lease right-of-use assets, net	177,000	362,000		802,000
Capitalized software, net	93,000	97,000		89,000
Total assets	21,105,000	16,330,000		18,070,000
Current liabilities:
Accounts payable and accrued expenses (including related party amounts of $81 and zero as of December 31, 2022 and June 30, 2023, respectively)	5,022,000	2,652,000		2,202,000
Convertible promissory notes, current		$ 11,392,000		$ 11,219,000
Other liability enumeration		Related party		Related party
Operating lease liability, current	189,000	$ 379,000		$ 458,000
Other current liabilities (including related party amounts of zero and $91, as of December 31, 2022 and June 30, 2023, respectively)	129,000	55,000		1,930,000
Total current liabilities	23,229,000	14,741,000		55,743,000
Operating lease and other non-current liabilities				360,000
Deferred tax liability	26,000	26,000		19,000
Total liabilities	33,461,000	14,767,000		56,122,000
Commitments and contingencies
Stockholders' equity (deficit):
Common stock, $0.001 par value; 20,000,000 and 60,000,000 authorized shares as of December 31, 2021 and 2022, respectively; 14,382,093 and 32,575,043 shares issued and outstanding as of December 31, 2021 and 2022, respectively	33,000	33,000		14,000
Additional paid-in capital	82,958,000	80,706,000		14,356,000
Accumulated deficit	(95,347,000)	(79,176,000)		(52,422,000)
Total stockholders' equity (deficit)	(12,356,000)	1,563,000	$ (51,116,000)	(38,052,000)	$ (14,943,000)
Total liabilities and stockholders' equity (deficit)	21,105,000	16,330,000		18,070,000
Nonrelated party
Current liabilities:
Convertible promissory notes, current	13,751,000	11,392,000
Nonrelated party | Paycheck Protection Program Loan
Current liabilities:
Loans payable				675,000
Related party
Current liabilities:
Accounts payable and accrued expenses (including related party amounts of $81 and zero as of December 31, 2022 and June 30, 2023, respectively)	0	81,000		0
Convertible promissory notes, current	$ 307,000	263,000		259,000
Loans payable		0		39,000,000
Other current liabilities (including related party amounts of zero and $91, as of December 31, 2022 and June 30, 2023, respectively)		$ 0		$ 1,867,000